Cash and cash equivalents (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents.
Cash deposits	$ 77.5	$ 469.5
Term deposits	10.2	41.6
Cash and cash equivalents	$ 87.7	$ 511.1	$ 283.0	$ 253.0